11. Commitments (Details Narrative) (USD $)	15 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Officer [Member]
Royalty Expense	$ 400,000
Shares Granted		1,250,000
Shares Granted, Value		312,500
Annual Salary		$ 150,000	$ 150,000